UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2003
Institutional Investment Manager Filing this Report:
	Name:		GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
			Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	April 25, 2003

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	2

Form 13F Information Table Entry Total:	23

Form 13F Information Table Value Total:	15,827,000

FORM 13F INFORMATION TABLE
				TITLE/		VALUE	SHARES	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
----------------------  ----- ---------   -----	------- 	----- ----	----
AMERICAN MEDICAL SEC	COM	02744P101	596	45000	23000	0	22000
AMERICAN STATES WATER	COM	029899101	741	31000	15000	0	16000
CENDANT CORPORATION	COM	151313103	724	57000	27000	0	30000
CHICAGO BRIDGE & IRON	COM	167250109	503	31000	16000	0	15000
CITRIX SYSTEMS INC	COM	177376100	658	50000	25000	0	25000
COMCAST CORPORATION	COM	20030N200	715	26000	12000	0	14000
FOREST OIL INCORPOR	COM	346091705	714	32000	16000	0	16000
FREMONT GENERAL CORP	COM	357288109	973	140000	65000	0	75000
GREY WOLF INCORPORATED	COM	397888108	906	230000	112000	0	118000
HALLIBURTON CORPORATION	COM	406216101	788	38000	20000	0	18000
HANOVER COMPRESSOR	COM	410768105	500	77000	37000	0	40000
HEALTH CARE R E I T	COM	42217K106	786	30000	15000	0	15000
HEARST-ARGYLE TELE	COM	422317107	621	30000	15000	0	15000
LTC PROPERTIES INC	COM	502175102	566	90000	45000	0	45000
MANOR CARE INCORPORATED	COM	564055101	654	34000	14000	0	20000
ONEOK INCORPORATED	COM	682680103	734	40000	20000	0	20000
OWENS-ILLINOIS INC	COM	690768403	651	72000	36000	0	36000
POPE & TALBOT INC.	COM	732827100	627	50000	25000	0	25000
RANGE RESOURCES INC	COM	75281A109	742	130000	80000	0	50000
SIERRA HEALTH SVCS	COM	826322109	645	50000	25000	0	25000
SOUTHWEST GAS CORP	COM	844895102	692	34000	16000	0	18000
SUPERIOR ENERGY SVCS	COM	868157108	769	90000	45000	0	45000
VENTAS INCORPORATED	COM	92276F100	522	45000	25000	0	20000